Share Capital Authorized and Issued	3 Months Ended
Dec. 31, 2023
Equity [Abstract]
Share Capital Authorized and Issued
18.          Share Capital Authorized and Issued
The following sets out the number and par value of shares authorized, issued and outstanding:

	December 31, 2023	December 31, 2022
Common shares, par value $0.01 per share
Authorized	600,000,000	600,000,000

Issued and outstanding
Common shares	117,914,754	194,545,370
Common shares
On January 3, 2023, consummation of the Separation Transactions resulted in the issuance of 13,553,681 common shares upon exercise of outstanding warrants and accelerated vesting of restricted stock units.
The distribution of Fidelis MGU to shareholders on January 3, 2023 resulted in the cancellation of 97,327,049 common shares in the Group.
No cash dividends were declared in the year ended December 31, 2023 or December 31, 2022.
The consummation of the Separation Transactions triggered the payment of cumulative dividends on warrants of $34.1 million. These dividends related to declarations made in 2019 and prior years. The warrant dividends, together with the net assets distributed to shareholders discussed in Note 3 (Separation Transactions), were recorded in additional paid-in capital as the Group’s retained earnings on January 3, 2023 was $0.5 million.
On January 3, 2023 the excess fair value of the net assets distributed to shareholders of $1,696.4 million was recorded in retained earnings as the gain on revaluation of Fidelis MGU was recorded in the Consolidated Statements of Income as a component of the net gain on distribution of Fidelis MGU. The excess fair value is calculated as the fair value of Fidelis MGU of $1,775 million less the book value of the Fidelis MGU net assets and less the non-controlling interest share of Pine Walk.
On July 3, 2023, Fidelis completed an IPO of an aggregate of 15,000,000 common shares, including 7,142,857 common shares sold by Fidelis and 7,857,143 common shares sold by certain selling shareholders, at an offering price of $14.00 per common share. The net proceeds of the offering to Fidelis were $89.4 million, after deducting underwriting discounts, commissions, and other offering expenses paid by the Group. Fidelis’ common shares are listed on the New York Stock Exchange under the symbol “FIHL”.
Share repurchases
On December 21, 2023, the Board of Directors approved the adoption of a common share repurchase program of up to $50.0 million of Fidelis’ outstanding common shares. During the three months ended December 31, 2023, the Group did not repurchase any of its common shares.